Naturaleaf Asset Acquisition (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Property, plant and equipment	$ 499,813	$ 47,275
Goodwill	1,530,316
Acquisition-related Costs [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Cash
Inventory	150,000
Property, plant and equipment	92,523
Long Term Deposits	6,000
Identifiable intangible assets	1,111,161
Goodwill	1,530,316
Accounts payable
Total consideration	$ 2,890,000